Derivative Financial Instruments	3 Months Ended	12 Months Ended
	Jul. 31, 2011	Apr. 30, 2011
Derivative Financial Instruments [Abstract]
Derivative Financial Instruments
Note M — Derivative Financial Instruments
The Company is exposed to market risks, such as changes in commodity prices, foreign currency exchange rates, and interest rates. To manage the volatility relating to these exposures, the Company enters into various derivative transactions. By policy, the Company historically has not entered into derivative financial instruments for trading purposes or for speculation.
Commodity Price Management. The Company enters into commodity futures and options contracts to manage the price volatility and reduce the variability of future cash flows related to anticipated inventory purchases of green coffee, edible oils, flour, milk, corn, and corn sweetener. The Company also enters into commodity futures and options contracts to manage price risk for energy input costs, including natural gas and diesel fuel. The derivative instruments generally have maturities of less than one year.
Certain of the derivative instruments associated with the Company’s U.S. Retail Consumer Foods and U.S. Retail Coffee segments meet the hedge criteria and are accounted for as cash flow hedges. The mark-to-market gains or losses on qualifying hedges are deferred and included as a component of accumulated other comprehensive (loss) income to the extent effective, and reclassified to cost of products sold in the period during which the hedged transaction affects earnings. Cash flows related to qualifying hedges are classified consistently with the cash flows from the hedged item in the Condensed Statements of Consolidated Cash Flows. In order to qualify as a hedge of commodity price risk, it must be demonstrated that the changes in the fair value of the commodity’s futures contracts are highly effective in hedging price risks associated with the commodity purchased. Hedge effectiveness is measured and assessed at inception and on a monthly basis. The mark-to-market gains or losses on nonqualifying and ineffective portions of commodity hedges are recognized in cost of products sold immediately.
Foreign Currency Exchange Rate Hedging. The Company utilizes foreign currency forwards and options contracts to manage the effect of foreign currency exchange fluctuations on future cash payments primarily related to purchases of certain raw materials, finished goods, and fixed assets. The contracts generally have maturities of less than one year. At the inception of the contract, the derivative is evaluated and documented for hedge accounting treatment. Instruments currently used to manage foreign currency exchange exposures do not meet the requirements for hedge accounting treatment and the change in value of these instruments is immediately recognized in cost of products sold. If the contract qualifies for hedge accounting treatment, to the extent the hedge is deemed effective, the associated mark-to-market gains and losses are deferred and included as a component of accumulated other comprehensive (loss) income. These gains or losses are reclassified to earnings in the period the contract is executed. The ineffective portion of these contracts is immediately recognized in earnings.
Interest Rate Hedging. The Company utilizes derivative instruments to manage changes in the fair value of its debt. Interest rate swaps mitigate the risk associated with the underlying hedged item. At the inception of the contract, the instrument is evaluated and documented for hedge accounting treatment. The Company’s interest rate swap met the criteria to be designated as a fair value hedge. The Company receives a fixed rate and pays variable rates, hedging the underlying debt and the associated changes in the fair value of the debt. The interest rate swap is recognized at fair value in the Condensed Consolidated Balance Sheets, and changes in the fair value are recognized in interest expense. Gains and losses recognized in interest expense on the instrument have no net impact to earnings as the change in the fair value of the derivative is equal to the change in fair value of the underlying debt.
Subsequent to July 31, 2011, the Company terminated its interest rate swap agreement prior to maturity. For additional information, see Note H — Debt and Financing Arrangements.
The following table sets forth the fair value of derivative instruments recognized in the Condensed Consolidated Balance Sheets.

	July 31, 2011			April 30, 2011
	Other	Other	Other	Other	Other	Other
	Current	Noncurrent	Current	Current	Current	Noncurrent
	Assets	Assets	Liabilities	Assets	Liabilities	Liabilities

Derivatives designated as hedging
instruments:
Commodity contracts	$914	$0	$598	$3,408	$0	$0
Interest rate contract	7,919	10,569	0	5,423	0	1,384

Total derivatives designated as hedging instruments	$8,833	$10,569	$598	$8,831	$0	$1,384

Derivatives not designated as hedging
instruments:
Commodity contracts	$13,092	$0	$4,181	$9,887	$5,432	$0
Foreign currency exchange contracts	186	29	1,963	317	3,204	0

Total derivatives not designated as hedging instruments	$13,278	$29	$6,144	$10,204	$8,636	$0

Total derivatives instruments	$22,111	$10,598	$6,742	$19,035	$8,636	$1,384

The Company has elected to not offset fair value amounts recognized for commodity derivative instruments and its cash margin accounts executed with the same counterparty. The Company maintained cash margin accounts of $4,077 and $12,292 at July 31, 2011 and April 30, 2011, respectively, that are included in other current assets in the Condensed Consolidated Balance Sheets.
The following table presents information on gains and losses recognized on derivatives designated as cash flow hedges, all of which hedge commodity price risk.

	Three Months Ended July 31,
	2011	2010

(Losses) gains recognized in other comprehensive (loss) income (effective portion)	$(6,014)	$8,931
Gains (losses) reclassified from accumulated other comprehensive (loss) income to cost of products sold (effective portion)	6,108	(37)

Change in accumulated other comprehensive (loss) income	$(12,122)	$8,968

(Losses) gains recognized in cost of products sold (ineffective portion)	$(121)	$171

Included as a component of accumulated other comprehensive (loss) income at July 31, 2011 and April 30, 2011, were deferred pre-tax losses of $2,692 and deferred pre-tax gains of $9,430, respectively. The related tax impact recognized in accumulated other comprehensive (loss) income was $979 and $3,430 at July 31, 2011 and April 30, 2011, respectively. The entire amount of the deferred loss included in accumulated other comprehensive loss at July 31, 2011, is expected to be recognized in earnings within one year as the related commodity is sold.
The following table presents the net realized and unrealized gains recognized in cost of products sold on derivatives not designated as qualified hedging instruments.

	Three Months Ended
	July 31,
	2011	2010

Gains on commodity contracts	$13,697	$4,393
Gains on foreign currency exchange contracts	85	477

Gains recognized in cost of products sold (derivatives not designated as hedging instruments)	$13,782	$4,870

The following table presents the gross contract notional value of outstanding derivative contracts.

	July 31, 2011	April 30, 2011

Commodity contracts	$965,726	$869,107
Foreign currency exchange contracts	100,602	73,158
Interest rate contract	376,000	376,000

Note M: Derivative Financial Instruments
The Company is exposed to market risks, such as changes in commodity prices, foreign currency exchange rates, and interest rates. To manage the volatility relating to these exposures, the Company enters into various derivative transactions. By policy, the Company historically has not entered into derivative financial instruments for trading purposes or for speculation.
Commodity Price Management: The Company enters into commodity futures and options contracts to manage the price volatility and reduce the variability of future cash flows related to anticipated inventory purchases of green coffee, edible oils, flour, milk, corn, and corn sweetener. The Company also enters into commodity futures and options contracts to manage price risk for energy input costs, including natural gas and diesel fuel. The derivative instruments generally have maturities of less than one year.
Certain of the derivative instruments associated with the Company’s U.S. Retail Coffee and U.S. Retail Consumer Foods segments meet the hedge criteria according to FASB ASC 815 and are accounted for as cash flow hedges. The mark-to-market gains or losses on qualifying hedges are deferred and included as a component of accumulated other comprehensive income (loss) to the extent effective, and reclassified to cost of products sold in the period during which the hedged transaction affects earnings. Cash flows related to qualifying hedges are classified consistently with the cash flows from the hedged item in the Statements of Consolidated Cash Flows. In order to qualify as a hedge of commodity price risk, it must be demonstrated that the changes in the fair value of the commodity’s futures contracts are highly effective in hedging price risks associated with the commodity purchased. Hedge effectiveness is measured at inception and on a monthly basis.
The mark-to-market gains or losses on nonqualifying and ineffective portions of hedges are recognized in cost of products sold immediately.
Foreign Currency Exchange Rate Hedging: The Company utilizes foreign currency forwards and options contracts to manage the effect of foreign currency exchange fluctuations on future cash payments primarily related to purchases of certain raw materials, finished goods, and fixed assets. The contracts generally have maturities of less than one year. At the inception of the contract, the derivative is evaluated and documented for hedge accounting treatment. Instruments currently used to manage foreign currency exchange exposures do not meet the requirements for hedge accounting treatment and the change in value of these instruments is immediately recognized in cost of products sold. If the contract qualifies for hedge accounting treatment, to the extent the hedge is deemed effective, the associated mark-to-market gains and losses are deferred and included as a component of accumulated other comprehensive income (loss). These gains or losses are reclassified to earnings in the period the contract is executed. The ineffective portion of these contracts is immediately recognized in earnings.
Interest Rate Hedging: The Company utilizes derivative instruments to manage changes in the fair value of its debt. Interest rate swaps mitigate the risk associated with the underlying hedged item. At the inception of the contract, the instrument is evaluated and documented for hedge accounting treatment. The Company’s interest rate swap met the criteria to be designated as a fair value hedge. The Company receives a fixed rate and pays variable rates, hedging the underlying debt and the associated changes in the fair value of the debt. The interest rate swap is recognized at fair value in the Consolidated Balance Sheet at April 30, 2011, and changes in the fair value are recognized in interest expense. Gains and losses recognized in interest expense on the instrument have no net impact to earnings as the change in the fair value of the derivative is equal to the change in fair value of the underlying debt.
The following table sets forth the fair value of derivative instruments as recognized in the Consolidated Balance Sheets at April 30, 2011 and 2010.

	April 30, 2011			April 30, 2010
	Other	Other	Other	Other	Other
	Current	Current	Noncurrent	Current	Current
	Assets	Liabilities	Liabilities	Assets	Liabilities

Derivatives designated as hedging instruments:
Commodity contracts	$3,408	$0	$0	$1,874	$9
Interest rate contract	5,423	0	1,384	0	0

Total derivatives designated as hedging instruments	$8,831	$0	$1,384	$1,874	$9

Derivatives not designated as hedging instruments:
Commodity contracts	$9,887	$5,432	$0	$2,414	$599
Foreign currency exchange contracts	317	3,204	0	0	830

Total derivatives not designated as hedging instruments	$10,204	$8,636	$0	$2,414	$1,429

Total derivative instruments	$19,035	$8,636	$1,384	$4,288	$1,438

The Company has elected to not offset fair value amounts recognized for commodity derivative instruments and its cash margin accounts executed with the same counterparty. The Company maintained cash margin accounts of $12,292 and $5,714 at April 30, 2011 and 2010, respectively, that are included in other current assets in the Consolidated Balance Sheets.
The following table presents information on gains recognized on derivatives designated as cash flow hedges, all of which hedge commodity price risk.

	Year Ended April 30,
	2011	2010

Gains recognized in other comprehensive income (effective portion)	$21,082	$6,029
Gains reclassified from accumulated other comprehensive income (loss) to cost of products sold (effective portion)	14,780	5,395

Change in accumulated other comprehensive income (loss)	$6,302	$634

Gains recognized in cost of products sold (ineffective portion)	$611	$200

Included as a component of accumulated other comprehensive income (loss) at April 30, 2011 and 2010, were deferred pre-tax gains of $9,430 and $3,128, respectively. The related tax impact recognized in accumulated other comprehensive income (loss) was $3,430 and $1,134 at April 30, 2011 and 2010, respectively. The entire amount of the deferred gain included in accumulated other comprehensive income (loss) at April 30, 2011, is expected to be recognized in earnings within one year as the related inventory is sold.
The following table presents the realized and unrealized losses recognized in cost of products sold on derivatives not designated as qualified hedging instruments.

	Year Ended April 30,
	2011	2010

Losses on commodity contracts	$3,994	$2,384
Losses on foreign currency exchange contracts	3,290	7,234

Losses recognized in cost of products sold (derivatives not designated as hedging instruments)	$7,284	$9,618

The following table presents the gross contract notional value of outstanding derivative contracts at April 30, 2011 and 2010.

	April 30,
	2011	2010

Commodity contracts	$869,107	$323,351
Foreign currency exchange contracts	73,158	45,295
Interest rate contract	376,000	0